Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 31, 2012
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (Prospectus Summary): | ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Supplement Text	ck0000351895_SupplementTextBlock

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUS OF
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS MONEY TRUST
(together, the "Funds")
Dated October 31, 2012

Effective December 13, 2012, the Board of Trustees of Active Assets Money Trust has approved investments by the Fund in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Funds will be deleted. In addition, the following changes to the Prospectus are required:

Supplement Closing	ck0000351895_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST | ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	aagxx